UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2004
                                               -----------------

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Thomas D. O'Malley, Jr.
Address: c/o PilotRock Investment Partners GP, LLC
         1700 East Putnam Avenue
         Old Greenwich, CT 06870

Form 13F File Number: 28-10619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. O'Malley, Jr.
Title: Managing Member of PilotRock Investment Partners GP, LLC
Phone: (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.      Old Greenwich, CT         February 10, 2005
---------------------------      -----------------         ------------------
(Signature)                      (City, State)             (Date)

Report Type (Check one only.):

|_| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
28-10617                   PilotRock Investment Partners GP, LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            13

Form 13F Information Table Value Total:         4,728 (thousands)


List of Other Included Managers:

No.             Form 13 F File Number           Name
---             ---------------------           ----

                                TITLE OF                VALUE    SHARES/   SH/   PUT/   INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER               CLASS       CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------         --------   ---------   --------  -------   ---   ----   -------  --------  -------- -------- -------
AMERICAN TOWER SYSTEMS          COM        029912201       184    10000    SH             SOLE              10000
CITIGROUP  INC                  COM        172967101       241     5000    SH             SOLE               5000
COMMSCOPE INC                   COM        203372107       189    10000    SH             SOLE              10000
CROWN CASTLE INTL CORP          COM        228227104       333    20000    SH             SOLE              20000
DTE ENERGY                      COM        233331107       216     5000    SH             SOLE               5000
ENERPLUS RESOURCES FUND TRUST   COM        29274D604       363    10000    SH             SOLE              10000
FIDELITY NATL FINL INC          COM        316326107       457    10000    SH             SOLE              10000
JP MORGAN CHASE & CO.           COM        46625H100       257     6600    SH             SOLE               6600
MICROSOFT CORP                  COM        594918104       534    20000    SH             SOLE              20000
NITROMED INC                    COM        654798503       267    10000    SH             SOLE              10000
REGAL ENTMT GRP                 COM        758766109       311    15000    SH             SOLE              15000
RELIANT ENERGY INC              COM        75952B105       410    30000    SH             SOLE              30000
UNITEDGLOBAL INC                COM        913247508       966    10000    SH             SOLE              10000
TOTAL                                                    4,728
